Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Employee Benefit Plans [Line Items]
Maximum percentage of participant's salary that may be deferred under a deferred compensation plan	25.00%
Maximum percentage of participant's bonus that may be deferred under a deferred compensation plan	50.00%
Employee deferrals, including employer matching contributions	$ 0.8	$ 1.3	$ 2.0
Liability for deferred compensation	9.7	12.4
Contributions to multiemployer plans and union pension expense	2.3	3.2	3.1
Net periodic pension cost	0	1.4	1.1
Selling, General and Administrative Costs [Member]
Employee Benefit Plans [Line Items]
Expense for defined contribution plans	3.4	4.0	4.1
Former Chief Financial Officer [Member]
Employee Benefit Plans [Line Items]
Highest number of consecutive years of employment to compute supplemental retirement benefits	5 years
Pension liability recognized in consolidated balance sheets related to supplemental retirement benefits, current	0.3
Pension liability recognized in consolidated balance sheets related to supplemental retirement benefits	$ 5.0	$ 5.6